Operating Lease Future Minimum Payment (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Operating Leases Future Minimum Payments Due [Line Items]
Year 2013	$ 1,608
Year 2014 and thereafter
Operating Leases, Future Minimum Payments Due, Total	$ 1,608